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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one.):      [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Hawkins Capital, L.P.
Address:  717 Texas Ave., Suite 3000
          Houston, Texas 77002

Form 13F File Number: 028-10882

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Russell Hawkins
Title:  Manager
Phone:  713-238-2050

Signature, Place, and Date of Signing:


/s/ Russell Hawkins             Houston, Texas                August 2, 2005
[Signature]                     [City, State]                 [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       -0-

Form 13F Information Table Entry Total:  29

Form 13F Information Table Value Total:  $208,016 (thousands)



List of Other Included Managers:

None



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
                                                     FORM 13F INFORMATION TABLE

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COLUMN 1                       COLUMN 2  COLUMN 3  COLUMN 4      COLUMN 5           COLUMN 6       COLUMN 7           COLUMN 8
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NAMES OF                       TITLE OF             VALUE    SHRS OR  SH/   PUT/   INVESTMENT       OTHER        VOTING AUTHORITY
 ISSUER                         CLASS    CUSIP     [x$1000]  PRN AMT  PRN   CALL   DISCRETION      MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
ALTRIA GROUP INC                 COM     02209s103   32330    500000  SH             SOLE                     500000
AMEGY BANCORP INC COM            COM     02343r102    1119     50000  SH             SOLE                      50000
CHEVRONTEXACO CORP               COM     166764100   19572    350000  SH             SOLE                     350000
CINERGY CORP COM                 COM     172474108    2241     50000  SH             SOLE                      50000
CIT GROUP INC NEW                COM     125581108    7520    175000  SH             SOLE                     175000
CITIGROUP INC                    COM     172967101   11557    250000  SH             SOLE                     250000
CLEAR CHANNEL COMMUNICATIONSCM   COM     184502102    3866    125000  SH             SOLE                     125000
COMCAST CP CL-A SPECIAL          COM     20030n200    4492    150000  SH             SOLE                     150000
CONTANGO OIL & GAS COM NEW       COM     21075n204    1840    200000  SH             SOLE                     200000
DEAN FOODS CO NEW CMN            COM     242370104     705     20000  SH             SOLE                      20000
DIAGEO PLC SPON ADR (NEW)        COM     25243q205    1512     25500  SH             SOLE                      25500
DUKE ENERGY CORP NC NPV          COM     264399106    8919    300000  SH             SOLE                     300000
EXXON MOBIL CORP                 COM     30231g102    5747    100000  SH             SOLE                     100000
JACOBS ENGR GROUP DEL COM        COM     469814107    6751    120000  SH             SOLE                     120000
NEWS CORPORATION CLASS A         COM     65248e104    2427    150000  SH             SOLE                     150000
NEWS CORPORATION LTD, CL B       COM     65248e203    1686    100000  SH             SOLE                     100000
PARTNERRE LTD COM                COM     g6852t105    1610     25000  SH             SOLE                      25000
PNC FINL SVCS GROUP INC          COM     693475105    2723     50000  SH             SOLE                      50000
POGO PRODUCING CO COM            COM     730448107   12980    250000  SH             SOLE                     250000
PREMCOR INC CMN                  COM     74045q104    1484     20000  SH             SOLE                      20000
ROYAL DUTCH PETROLEUM CO ***     COM     780257804   25960    400000  SH             SOLE                     400000
SHELL TRNS&TRADNG PLC NY SHS(N   COM     822703609    5806    100000  SH             SOLE                     100000
SONY CORP ADR NEW                COM     835699307    3444    100000  SH             SOLE                     100000
SOUTHWEST AIRLINES CO            COM     844741108   13930   1000000  SH             SOLE                    1000000
STATE STREET CORP                COM     857477103    9650    200000  SH             SOLE                     200000
SYNTROLEUM CORP                  COM     871630109    1282    125000  SH             SOLE                     125000
UNITED PARCEL SERVICE CL B       COM     911312106    3458     50000  SH             SOLE                      50000
VALERO ENERGY CORP-NEW           COM     91913y100    2373     30000  SH             SOLE                      30000
ZIONS BANCORP                    COM     989701107   11029    150000  SH             SOLE                     150000